SUPPLEMENTARY CASHFLOW INFORMATION - Split of cash and non-cash interest and financing charges (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	€ (1,116)	€ (209)
Non-cash	(2,041)	(1,940)
Total	(3,157)	(2,149)
Interest and financing fees
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	(739)	(211)
Non-cash	(164)	(1)
Total	(903)	(212)
Foreign exchange gain (loss)
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	(377)	67
Non-cash	(28)
Total	(405)	67
Lease interest expense
SUPPLEMENTARY CASHFLOW INFORMATION
Cash		(65)
Non-cash	(123)
Total	(123)	(65)
Accretion expense on deferred consideration
SUPPLEMENTARY CASHFLOW INFORMATION
Non-cash	(428)	(403)
Total	(428)	(403)
Accretion expense on convertible debt
SUPPLEMENTARY CASHFLOW INFORMATION
Non-cash	(1,298)	(1,536)
Total	€ (1,298)	€ (1,536)